Related Party Transactions (Investment Commitments with Related Parties, Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Oct. 19, 2015	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 05, 2013 CNY (¥)	Dec. 05, 2013 USD ($)
Disclosure of transactions between related parties [line items]
Capital contribution to Shanghai Secco		¥ 69,210	¥ 230,997
Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to Shanghai Secco		111,263	¥ 111,263	¥ 182,804	$ 30,017
Parent [member] | Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution paid to Shanghai Secco		¥ 71,541
Expiration period of capital contribution plan	50 years